Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 35	$ 2
Trade receivables	12	3
Current assets	53	6
Prepaid expenses and other current assets	6	1
Property and equipment	2
Other non-current assets	1
Total assets	467	82
Payables and accruals	(13)	(1)
Deferred revenue	(55)	(4)
Current liabilities	(68)	(5)
Other financial liabilities		(18)
Provisions and other non-current liabilities	(2)
Deferred tax	(51)	(10)
Total liabilities	(121)	(33)
Net assets acquired	346	49
Goodwill	879	104
Total	1,225	153
Businesses acquired, net of cash	1,190	151
Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	374	74
Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	37	$ 2
SurePrep LLC [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	25
Trade receivables	8
Current assets	36
Prepaid expenses and other current assets	3
Property and equipment	2
Other non-current assets	1
Total assets	232
Payables and accruals	(5)
Deferred revenue	(47)
Current liabilities	(52)
Provisions and other non-current liabilities	(1)
Deferred tax	(9)
Total liabilities	(62)
Net assets acquired	170
Goodwill	343
Total	513
Businesses acquired, net of cash	488
SurePrep LLC [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	180
SurePrep LLC [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	13
Casetext Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	8
Trade receivables	1
Current assets	11
Prepaid expenses and other current assets	2
Total assets	213
Payables and accruals	(3)
Deferred revenue	(5)
Current liabilities	(8)
Deferred tax	(38)
Total liabilities	(46)
Net assets acquired	167
Goodwill	490
Total	657
Businesses acquired, net of cash	649
Casetext Inc [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	185
Casetext Inc [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	17
Other [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	2
Trade receivables	3
Current assets	6
Prepaid expenses and other current assets	1
Total assets	22
Payables and accruals	(5)
Deferred revenue	(3)
Current liabilities	(8)
Provisions and other non-current liabilities	(1)
Deferred tax	(4)
Total liabilities	(13)
Net assets acquired	9
Goodwill	46
Total	55
Businesses acquired, net of cash	53
Other [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	9
Other [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 7